Note to cash flow statement - Changes in carrying amount of liabilities (Details) $ in Millions	12 Months Ended
Mar. 31, 2018 USD ($)
Long term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financial activities outstanding at beginning of period	$ (4,384.5)
Cash flows	393.7
Foreign exchange changes	27.8
Liabilities from financial activities outstanding at end of period	(3,963.0)
Derivatives hedging long term debt - of which assets
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financial activities outstanding at beginning of period	11.8
Cash flows	0.3
Fair value changes	(12.1)
Derivatives hedging long term debt - of which liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financial activities outstanding at beginning of period	(3.9)
Fair value changes	(2.8)
Liabilities from financial activities outstanding at end of period	$ (6.7)